Trade and Other Payables	12 Months Ended
Mar. 31, 2023
Disclosure Of Trade And Other Payables [Abstract]
Trade and Other Payables
31)
TRADE AND OTHER PAYABLES

	As at March 31
Particulars	2022	2023
Trade payables	33,518	45,748
Accrued expenses	29,309	44,032
Total	62,827	89,780

The Group's exposure to currency and liquidity risk related to trade and other payables is disclosed in note 5 and 34.